Condensed Consolidated Statements of Comprehensive Income (deficit) (USD $) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Company's stockholders:
Net income attributable to Company's stockholders	$ 6,452	$ 6,826	$ 3,705	$ 13,278	$ 5,309
Cumulative translation adjustments	1,581	1,187	(1,455)	2,768	(1,845)
Available-for-sale securities
Gross balance as of the period/year end	(13)	(1)	(2)	(14)	4
Tax (expense) benefit	11			11	(4)
Unrealized gain (loss) - available-for-sale securities, net	(2)	(1)	(2)	(3)
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	(195)	183	(297)	(12)	(91)
Tax (expense) benefit	63	(63)	133		65
Surplus (deficit) accrued pension plan, net	(132)	120	(164)	(12)	(26)
Cash flow hedge
Gross balance as of the period	138	14	151	152	154
Tax (expense) benefit	3	(9)	(8)	(6)	(34)
Cash flow hedge, net	141	5	143	146	120
Total comprehensive income attributable to Company's stockholders	8,040	8,137	2,227	16,177	3,558
Noncontrolling interests:
Net income (loss) attributable to noncontrolling interests	(58)	(52)	50	(110)	21
Cumulative translation adjustments	40	(54)	(11)	(14)	(22)
Pension plan	8			8
Cash flow hedge		1	31	1	35
Total comprehensive income (deficit) attributable to Noncontrolling interests	(10)	(105)	70	(115)	34
Total comprehensive income	$ 8,030	$ 8,032	$ 2,297	$ 16,062	$ 3,592